UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

BrandywineGLOBAL —

DIVERSIFIED US LARGE

CAP VALUE FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Performance review

For the six months ended March 31, 2020, Class A shares of BrandywineGLOBAL — Diversified US Large Cap Value Fund, excluding sales charges, returned -20.98%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexi, returned -21.30% for the same period. The Lipper Large-Cap Value Funds Category Averageii returned -21.10% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	-20.98%
Class A2	-21.01%
Class C	-20.89%
Class R	-21.05%
Class I	-20.85%
Class IS	-20.81%
Russell 1000 Value Index	-21.30%
Lipper Large-Cap Value Fund Category Average	-21.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.13%, 1.20%, 1.84%, 1.59%, 0.83% and 0.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.35% for Class A2 shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Performance review (cont’d)

expenses shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets of Class A, Class A2, Class C and Class R will not exceed 1.10%, 1.30%, 1.85% and 1.35%, respectively. These expense limitation arrangements are expected to continue until December 31, 2021, but may be terminated at any time by the manager.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 441 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-20.98%	$1,000.00	$790.20	1.10%	$4.92	Class A	5.00%	$1,000.00	$1,019.50	1.10%	$5.55
Class A2	-21.01	1,000.00	789.90	1.17	5.24	Class A2	5.00	1,000.00	1,019.15	1.17	5.91
Class C	-20.89	1,000.00	791.10	1.18	5.28	Class C	5.00	1,000.00	1,019.10	1.18	5.96
Class R	-21.05	1,000.00	789.50	1.35	6.04	Class R	5.00	1,000.00	1,018.25	1.35	6.81
Class I	-20.85	1,000.00	791.50	0.80	3.58	Class I	5.00	1,000.00	1,021.00	0.80	4.04
Class IS	-20.81	1,000.00	791.90	0.70	3.14	Class IS	5.00	1,000.00	1,021.50	0.70	3.54

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 10.2%
Diversified Telecommunication Services — 6.9%
AT&T Inc.	483,100	$14,082,365
Verizon Communications Inc.	294,200	15,807,366
Total Diversified Telecommunication Services		29,889,731
Entertainment — 0.5%
Electronic Arts Inc.	20,700	2,073,519	*
Media — 2.8%
Comcast Corp., Class A Shares	322,800	11,097,864
Discovery Inc., Class A Shares	6,500	126,360	*
Interpublic Group of Cos. Inc.	23,000	372,370
Omnicom Group Inc.	15,400	845,460
Total Media		12,442,054
Total Communication Services		44,405,304
Consumer Discretionary — 4.0%
Auto Components — 0.4%
Aptiv PLC	18,000	886,320
BorgWarner Inc.	14,600	355,802
Gentex Corp.	16,800	372,288
Lear Corp.	2,500	203,125
Total Auto Components		1,817,535
Automobiles — 0.5%
General Motors Co.	84,600	1,757,988
Harley-Davidson Inc.	10,900	206,337
Total Automobiles		1,964,325
Distributors — 0.3%
Genuine Parts Co.	10,300	693,499
LKQ Corp.	21,700	445,067	*
Total Distributors		1,138,566
Hotels, Restaurants & Leisure — 0.0%
Hyatt Hotels Corp., Class A Shares	2,200	105,380
Household Durables — 0.8%
DR Horton Inc.	26,100	887,400
Lennar Corp., Class A Shares	19,800	756,360
Mohawk Industries Inc.	5,100	388,824	*
Newell Brands Inc.	29,900	397,072
PulteGroup Inc.	18,100	403,992
Whirlpool Corp.	4,500	386,100
Total Household Durables		3,219,748

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Internet & Direct Marketing Retail — 0.4%
eBay Inc.	57,500	$1,728,450
Multiline Retail — 0.7%
Nordstrom Inc.	11,000	168,740
Target Corp.	32,500	3,021,525
Total Multiline Retail		3,190,265
Specialty Retail — 0.8%
Advance Auto Parts Inc.	2,800	261,296
AutoZone Inc.	1,700	1,438,200	*
Best Buy Co. Inc.	18,400	1,048,800
CarMax Inc.	11,600	624,428	*
Williams-Sonoma Inc.	5,400	229,608
Total Specialty Retail		3,602,332
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	3,200	213,856
Skechers U.S.A. Inc., Class A Shares	9,500	225,530	*
Total Textiles, Apparel & Luxury Goods		439,386
Total Consumer Discretionary		17,205,987
Consumer Staples — 4.3%
Beverages — 0.1%
Molson Coors Beverage Co., Class B Shares	9,600	374,496
Food & Staples Retailing — 0.7%
Walgreens Boots Alliance Inc.	62,600	2,863,950
Food Products — 1.7%
Archer-Daniels-Midland Co.	39,300	1,382,574
Conagra Brands Inc.	34,400	1,009,296
Ingredion Inc.	4,800	362,400
JM Smucker Co.	6,800	754,800
Kellogg Co.	24,100	1,445,759
Kraft Heinz Co.	50,300	1,244,422
Pilgrim’s Pride Corp.	10,300	186,636	*
Tyson Foods Inc., Class A Shares	20,900	1,209,483
Total Food Products		7,595,370
Tobacco — 1.8%
Philip Morris International Inc.	110,000	8,025,600
Total Consumer Staples		18,859,416
Energy — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Cabot Oil & Gas Corp.	16,400	281,916
Chevron Corp.	132,300	9,586,458
ConocoPhillips	77,600	2,390,080

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc.	149,900	$2,086,608
Phillips 66	31,400	1,684,610
Total Energy		16,029,672
Financials — 27.6%
Banks — 14.0%
Bank of America Corp.	639,600	13,578,708
Citigroup Inc.	154,300	6,499,116
Citizens Financial Group Inc.	30,700	577,467
Commerce Bancshares Inc.	7,900	397,765
Cullen/Frost Bankers Inc.	3,800	212,002
Huntington Bancshares Inc.	72,900	598,509
JPMorgan Chase & Co.	221,900	19,977,657
KeyCorp	69,500	720,715
M&T Bank Corp.	9,200	951,556
PNC Financial Services Group Inc.	31,000	2,967,320
Regions Financial Corp.	68,200	611,754
Signature Bank	3,400	273,326
SVB Financial Group	3,700	558,996	*
US Bancorp	110,300	3,799,835
Wells Fargo & Co.	300,100	8,612,870
Western Alliance Bancorp	7,200	220,392
Zions Bancorp NA	12,000	321,120
Total Banks		60,879,108
Capital Markets — 5.5%
Ameriprise Financial Inc.	9,600	983,808
Bank of New York Mellon Corp.	65,100	2,192,568
BlackRock Inc.	11,000	4,839,670
Charles Schwab Corp.	75,400	2,534,948
Eaton Vance Corp.	7,800	251,550
Goldman Sachs Group Inc.	25,200	3,895,668
LPL Financial Holdings Inc.	5,700	310,251
Morgan Stanley	114,400	3,889,600
Northern Trust Corp.	15,000	1,131,900
Raymond James Financial Inc.	9,800	619,360
SEI Investments Co.	8,600	398,524
State Street Corp.	25,700	1,369,039
T. Rowe Price Group Inc.	16,500	1,611,225
Total Capital Markets		24,028,111
Consumer Finance — 1.7%
Ally Financial Inc.	26,800	386,724

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Consumer Finance — continued
American Express Co.	58,200	$4,982,502
Capital One Financial Corp.	33,000	1,663,860
Credit Acceptance Corp.	1,300	332,397	*
Total Consumer Finance		7,365,483
Diversified Financial Services — 0.3%
Equitable Holdings Inc.	32,900	475,405
Jefferies Financial Group Inc.	21,600	295,272
Voya Financial Inc.	10,500	425,775
Total Diversified Financial Services		1,196,452
Insurance — 6.0%
Aflac Inc.	51,900	1,777,056
Alleghany Corp.	1,100	607,585
Allstate Corp.	23,000	2,109,790
American Financial Group Inc.	10,300	721,824
Arch Capital Group Ltd.	28,600	813,956	*
Assurant Inc.	4,300	447,587
Chubb Ltd.	32,100	3,585,249
Cincinnati Financial Corp.	9,800	739,410
Everest Re Group Ltd.	2,500	481,050
Fidelity National Financial Inc.	19,400	482,672
Globe Life Inc.	16,700	1,201,899
Hanover Insurance Group Inc.	2,400	217,392
Hartford Financial Services Group Inc.	21,300	750,612
Loews Corp.	21,000	731,430
Markel Corp.	1,000	927,890	*
MetLife Inc.	65,400	1,999,278
Old Republic International Corp.	15,300	233,325
Principal Financial Group Inc.	19,600	614,264
Progressive Corp.	28,600	2,111,824
Prudential Financial Inc.	28,400	1,480,776
Travelers Cos. Inc.	36,500	3,626,275
WR Berkley Corp.	10,900	568,653
Total Insurance		26,229,797
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp Inc.	33,000	309,870
Total Financials		120,008,821
Health Care — 19.2%
Biotechnology — 4.4%
Amgen Inc.	42,400	8,595,752

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Biotechnology — continued
Biogen Inc.	12,900	$4,081,302	*
Gilead Sciences Inc.	89,500	6,691,020
Total Biotechnology		19,368,074
Health Care Providers & Services — 3.9%
AmerisourceBergen Corp.	14,600	1,292,100
Anthem Inc.	18,000	4,086,720
Cardinal Health Inc.	20,700	992,358
DaVita Inc.	9,800	745,388	*
HCA Healthcare Inc.	24,100	2,165,385
Henry Schein Inc.	10,400	525,408	*
Humana Inc.	8,300	2,606,366
Laboratory Corp. of America Holdings	6,800	859,452	*
McKesson Corp.	12,800	1,731,328
Molina Healthcare Inc.	4,100	572,811	*
Quest Diagnostics Inc.	9,500	762,850
Universal Health Services Inc., Class B Shares	5,600	554,848
Total Health Care Providers & Services		16,895,014
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	1,600	560,896	*
Pharmaceuticals — 10.8%
Jazz Pharmaceuticals PLC	4,000	398,960	*
Johnson & Johnson	187,700	24,613,101
Merck & Co. Inc.	181,300	13,949,222
Perrigo Co. PLC	9,600	461,664
Pfizer Inc.	228,200	7,448,448
Total Pharmaceuticals		46,871,395
Total Health Care		83,695,379
Industrials — 12.5%
Aerospace & Defense — 3.6%
Curtiss-Wright Corp.	1,700	157,097
General Dynamics Corp.	20,500	2,712,355
Huntington Ingalls Industries Inc.	2,900	528,409
Lockheed Martin Corp.	20,000	6,779,000
Northrop Grumman Corp.	12,000	3,630,600
Raytheon Co.	15,700	2,059,055
Total Aerospace & Defense		15,866,516
Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	8,900	589,180

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Air Freight & Logistics — continued
United Parcel Service Inc., Class B Shares	49,800	$4,652,316
XPO Logistics Inc.	3,800	185,250	*
Total Air Freight & Logistics		5,426,746
Airlines — 0.7%
Alaska Air Group Inc.	8,700	247,689
Delta Air Lines Inc.	45,800	1,306,674
JetBlue Airways Corp.	20,100	179,895	*
Southwest Airlines Co.	37,200	1,324,692
Total Airlines		3,058,950
Building Products — 0.5%
Fortune Brands Home & Security Inc.	9,700	419,525
Johnson Controls International PLC	31,400	846,544
Masco Corp.	20,100	694,857
Owens Corning	7,700	298,837
Total Building Products		2,259,763
Construction & Engineering — 0.2%
AECOM	10,400	310,440	*
Quanta Services Inc.	10,100	320,473
Total Construction & Engineering		630,913
Electrical Equipment — 1.1%
Eaton Corp. PLC	29,300	2,276,317
Emerson Electric Co.	37,600	1,791,640
Hubbell Inc.	3,900	447,486
Sensata Technologies Holding PLC	11,200	324,016	*
Total Electrical Equipment		4,839,459
Industrial Conglomerates — 0.1%
Carlisle Cos. Inc.	3,700	463,536
Machinery — 3.6%
AGCO Corp.	5,300	250,425
Allison Transmission Holdings Inc.	8,400	273,924
Caterpillar Inc.	39,400	4,571,976
Cummins Inc.	10,800	1,461,456
Deere & Co.	22,400	3,094,784
Dover Corp.	8,900	747,066
ITT Inc.	5,800	263,088
Lincoln Electric Holdings Inc.	3,800	262,200
Oshkosh Corp.	4,900	315,217
PACCAR Inc.	24,500	1,497,685
Parker-Hannifin Corp.	9,100	1,180,543
Pentair PLC	11,100	330,336

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Machinery — continued
Snap-on Inc.	3,900	$424,398
Stanley Black & Decker Inc.	10,000	1,000,000
Total Machinery		15,673,098
Professional Services — 0.1%
ManpowerGroup Inc.	4,200	222,558
Robert Half International Inc.	7,600	286,900
Total Professional Services		509,458
Road & Rail — 0.9%
AMERCO	1,400	406,770
CSX Corp.	55,000	3,151,500
Knight-Swift Transportation Holdings Inc.	12,100	396,880
Total Road & Rail		3,955,150
Trading Companies & Distributors — 0.4%
HD Supply Holdings Inc.	10,400	295,672	*
United Rentals Inc.	5,300	545,370	*
W.W. Grainger Inc.	3,800	944,300
Total Trading Companies & Distributors		1,785,342
Total Industrials		54,468,931
Information Technology — 12.9%
Communications Equipment — 0.1%
Juniper Networks Inc.	23,400	447,876
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics Inc.	5,700	295,659	*
Corning Inc.	31,400	644,956
Jabil Inc.	10,100	248,258
Total Electronic Equipment, Instruments & Components		1,188,873
IT Services — 2.1%
Cognizant Technology Solutions Corp., Class A Shares	36,300	1,686,861
International Business Machines Corp.	63,200	7,010,776
Western Union Co.	28,000	507,640
Total IT Services		9,205,277
Semiconductors & Semiconductor Equipment — 7.4%
Applied Materials Inc.	56,800	2,602,576
Broadcom Inc.	28,300	6,709,930
Intel Corp.	309,000	16,723,080
Lam Research Corp.	8,500	2,040,000
Micron Technology Inc.	77,300	3,251,238	*
ON Semiconductor Corp.	28,700	357,028	*
Qorvo Inc.	7,800	628,914	*
Total Semiconductors & Semiconductor Equipment		32,312,766

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Software — 2.6%
CDK Global Inc.	8,000	$262,800
Oracle Corp.	230,800	11,154,564
Total Software		11,417,364
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	91,200	885,552
NetApp Inc.	9,100	379,379
Xerox Holdings Corp.	13,600	257,584
Total Technology Hardware, Storage & Peripherals		1,522,515
Total Information Technology		56,094,671
Materials — 2.3%
Chemicals — 1.2%
Albemarle Corp.	7,500	422,775
Celanese Corp.	8,500	623,815
Eastman Chemical Co.	9,600	447,168
FMC Corp.	9,100	743,379
Huntsman Corp.	13,600	196,248
LyondellBasell Industries NV, Class A Shares	26,800	1,330,084
PPG Industries Inc.	15,700	1,312,520
Total Chemicals		5,075,989
Containers & Packaging — 0.6%
Avery Dennison Corp.	4,700	478,789
Crown Holdings Inc.	9,600	557,184	*
International Paper Co.	27,700	862,301
Packaging Corp. of America	6,700	581,761
Sonoco Products Co.	5,500	254,925
Total Containers & Packaging		2,734,960
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	96,000	648,000
Nucor Corp.	21,400	770,828
Reliance Steel & Aluminum Co.	4,800	420,432
Steel Dynamics Inc.	15,300	344,862
Total Metals & Mining		2,184,122
Total Materials		9,995,071
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A Shares	23,700	893,727	*
Utilities — 1.6%
Electric Utilities — 1.0%
American Electric Power Co. Inc.	27,700	2,215,446
Evergy Inc.	16,000	880,800

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2020

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security		Shares	Value
Electric Utilities — continued
NRG Energy Inc.		17,800	$485,228
OGE Energy Corp.		9,500	291,935
Pinnacle West Capital Corp.		7,400	560,846
Total Electric Utilities			4,434,255
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.		44,000	598,400
Vistra Energy Corp.		34,000	542,640
Total Independent Power and Renewable Electricity Producers			1,141,040
Multi-Utilities — 0.4%
Public Service Enterprise Group Inc.		35,800	1,607,778
Total Utilities			7,183,073
Total Common Stocks (Cost — $447,390,341)			428,840,052
Investments in Underlying Funds — 0.8%
iShares Trust, iShares Russell 1000 Value ETF (Cost — $3,292,143)		34,906	3,461,977
Total Investments before Short-Term Investments (Cost — $450,682,484)			432,302,029

Rate
Short-Term Investments — 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $2,313,644)	0.285%	2,313,644	2,313,644
Total Investments — 99.8% (Cost — $452,996,128)			434,615,673
Other Assets in Excess of Liabilities — 0.2%			897,273
Total Net Assets — 100.0%			$435,512,946

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $452,996,128)	$434,615,673
Receivable for securities sold	661,032
Dividends and interest receivable	602,027
Receivable for Fund shares sold	70,432
Prepaid expenses	40,465
Total Assets	435,989,629

Liabilities:
Investment management fee payable	235,925
Payable for Fund shares repurchased	112,829
Trustees’ fees payable	17,265
Service and/or distribution fees payable	6,107
Accrued expenses	104,557
Total Liabilities	476,683
Total Net Assets	$435,512,946

Net Assets:
Par value (Note 7)	$310
Paid-in capital in excess of par value	436,622,859
Total distributable earnings (loss)	(1,110,223)
Total Net Assets	$435,512,946

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2020

Net Assets:
Class A	$1,084,669
Class A2	$25,201,579
Class C	$163,104
Class R	$99,070
Class I	$3,797,520
Class IS	$405,167,004

Shares Outstanding:
Class A	77,252
Class A2	1,820,379
Class C	11,669
Class R	7,083
Class I	270,264
Class IS	28,839,110

Net Asset Value:
Class A (and redemption price)	$14.04
Class A2 (and redemption price)	$13.84
Class C*	$13.98
Class R (and redemption price)	$13.99
Class I (and redemption price)	$14.05
Class IS (and redemption price)	$14.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.90
Class A2 (based on maximum initial sales charge of 5.75%)	$14.68

* Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$7,974,755
Interest	20,970
Less: Foreign taxes withheld	(453)
Total Investment Income	7,995,272

Expenses:
Investment management fee (Note 2)	1,875,524
Service and/or distribution fees (Notes 2 and 5)	45,778
Trustees’ fees	44,637
Legal fees	44,611
Registration fees	44,402
Transfer agent fees (Note 5)	42,593
Fund accounting fees	37,429
Audit and tax fees	20,074
Shareholder reports	13,104
Custody fees	6,210
Insurance	5,984
Fees recaptured by investment manager (Note 2)	1,030
Interest expense	436
Miscellaneous expenses	4,459
Total Expenses	2,186,271
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(80,313)
Net Expenses	2,105,958
Net Investment Income	5,889,314

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	21,013,433
Change in Net Unrealized Appreciation (Depreciation) From Investments	(137,883,808)
Net Loss on Investments	(116,870,375)
Decrease in Net Assets From Operations	$(110,981,061)

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$5,889,314	$17,722,099
Net realized gain	21,013,433	127,854,510
Change in net unrealized appreciation (depreciation)	(137,883,808)	(142,886,856)
Increase (Decrease) in Net Assets From Operations	(110,981,061)	2,689,753

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(61,869,107)	(85,746,084)
Decrease in Net Assets From Distributions to Shareholders	(61,869,107)	(85,746,084)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	29,850,835	133,462,145
Reinvestment of distributions	61,590,502	85,509,818
Cost of shares repurchased	(116,802,823)	(181,623,377)
Shares redeemed in-kind (Note 8)	—	(309,838,104)
Decrease in Net Assets From Fund Share Transactions	(25,361,486)	(272,489,518)
Decrease in Net Assets	(198,211,654)	(355,545,849)

Net Assets:
Beginning of period	633,724,600	989,270,449
End of period	$435,512,946	$633,724,600

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.77	$21.85	$21.07	$18.64	$17.88	$20.30

Income (loss) from operations:
Net investment income	0.16	0.32	0.26	0.27	0.27	0.24
Net realized and unrealized gain (loss)	(3.78)	(0.52)	2.19	3.40	1.62	(0.92)
Total income (loss) from operations	(3.62)	(0.20)	2.45	3.67	1.89	(0.68)

Less distributions from:
Net investment income	(0.49)	(0.29)	(0.32)	(0.26)	(0.23)	(0.21)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(2.11)	(1.88)	(1.67)	(1.24)	(1.13)	(1.74)

Net asset value, end of period	$14.04	$19.77	$21.85	$21.07	$18.64	$17.88
Total return[3]	(20.98)%	(0.36)%	12.12%	20.54%	10.85%	(3.89)%

Net assets, end of period (000s)	$1,085	$2,440	$1,972	$1,096	$1,194	$1,290

Ratios to average net assets:
Gross expenses[4]	1.16%[5]	1.13%	1.13%	1.18%	1.19%	1.22%
Net expenses[4,6,7,8]	1.10 [5]	1.10	1.10	1.08	1.09	1.10
Net investment income	1.67 [5]	1.68	1.23	1.39	1.51	1.21

Portfolio turnover rate	27%	51%[9]	46%	38%	58%	67%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.30%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.52	$21.60	$20.87	$18.49	$17.79	$20.23

Income (loss) from operations:
Net investment income	0.15	0.31	0.22	0.24	0.25	0.21
Net realized and unrealized gain (loss)	(3.72)	(0.52)	2.17	3.38	1.60	(0.93)
Total income (loss) from operations	(3.57)	(0.21)	2.39	3.62	1.85	(0.72)

Less distributions from:
Net investment income	(0.49)	(0.28)	(0.31)	(0.26)	(0.25)	(0.19)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(2.11)	(1.87)	(1.66)	(1.24)	(1.15)	(1.72)

Net asset value, end of period	$13.84	$19.52	$21.60	$20.87	$18.49	$17.79
Total return[3]	(21.01)%	(0.44)%	11.93%	20.38%	10.67%	(4.09)%

Net assets, end of period (000s)	$25,202	$33,415	$29,364	$21,506	$14,852	$9,726

Ratios to average net assets:
Gross expenses	1.19%[4]	1.19%[5]	1.30%[5]	1.32%[5]	1.33%[5]	1.32%[5]
Net expenses[6,7,8]	1.17 [4]	1.17 [5]	1.28 [5]	1.21 [5]	1.22 [5]	1.30 [5]
Net investment income	1.63 [4]	1.62	1.03	1.24	1.39	1.09

Portfolio turnover rate	27%	51%[9]	46%	38%	58%	67%[9]

1	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.50%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.21	$21.50	$20.79	$18.36	$17.75	$20.23

Income (loss) from operations:
Net investment income	0.15	0.18	0.09	0.13	0.14	0.09
Net realized and unrealized gain (loss)	(3.76)	(0.56)	2.17	3.36	1.59	(0.92)
Total income (loss) from operations	(3.61)	(0.38)	2.26	3.49	1.73	(0.83)

Less distributions from:
Net investment income	—	(0.32)	(0.20)	(0.08)	(0.22)	(0.12)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(1.62)	(1.91)	(1.55)	(1.06)	(1.12)	(1.65)

Net asset value, end of period	$13.98	$19.21	$21.50	$20.79	$18.36	$17.75
Total return[3]	(20.89)%	(1.29)%	11.28%	19.70%	10.04%	(4.72)%

Net assets, end of period (000s)	$163	$213	$288	$586	$347	$179

Ratios to average net assets:
Gross expenses[4]	2.80%[5]	1.89%	2.04%	1.98%	1.94%	1.99%
Net expenses[4,6,7,8]	1.18 [5]	1.85	1.85	1.81	1.84	1.85
Net investment income	1.62 [5]	0.96	0.42	0.64	0.81	0.47

Portfolio turnover rate	27%	51%[9]	46%	38%	58%	67%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 2.05%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.70	$21.80	$21.01	$18.60	$17.86	$20.27

Income (loss) from operations:
Net investment income	0.14	0.28	0.20	0.22	0.22	0.20
Net realized and unrealized gain (loss)	(3.76)	(0.53)	2.20	3.39	1.63	(0.93)
Total income (loss) from operations	(3.62)	(0.25)	2.40	3.61	1.85	(0.73)

Less distributions from:
Net investment income	(0.47)	(0.26)	(0.26)	(0.22)	(0.21)	(0.15)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(2.09)	(1.85)	(1.61)	(1.20)	(1.11)	(1.68)

Net asset value, end of period	$13.99	$19.70	$21.80	$21.01	$18.60	$17.86
Total return[3]	(21.05)%	(0.62)%	11.89%	20.18%	10.61%	(4.16)%

Net assets, end of period (000s)	$99	$107	$68	$14	$12	$11

Ratios to average net assets:
Gross expenses	1.54%[4]	1.58%[5]	1.39%[5]	1.45%	1.51%	1.45%[5]
Net expenses[6,7,8]	1.35 [4]	1.35 [5]	1.35 [5]	1.35	1.34	1.35 [5]
Net investment income	1.46 [4]	1.44	0.93	1.10	1.25	1.01

Portfolio turnover rate	27%	51%[9]	46%	38%	58%	67%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.55%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.79	$21.88	$21.10	$18.67	$17.92	$20.34

Income (loss) from operations:
Net investment income	0.19	0.37	0.34	0.33	0.33	0.29
Net realized and unrealized gain (loss)	(3.78)	(0.52)	2.17	3.40	1.63	(0.93)
Total income (loss) from operations	(3.59)	(0.15)	2.51	3.73	1.96	(0.64)

Less distributions from:
Net investment income	(0.53)	(0.35)	(0.38)	(0.32)	(0.31)	(0.25)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(2.15)	(1.94)	(1.73)	(1.30)	(1.21)	(1.78)

Net asset value, end of period	$14.05	$19.79	$21.88	$21.10	$18.67	$17.92
Total return[3]	(20.85)%	(0.10)%	12.48%	20.83%	11.24%	(3.70)%

Net assets, end of period (000s)	$3,798	$4,743	$19,444	$13,028	$9,625	$10,914

Ratios to average net assets:
Gross expenses	0.86%[4,5]	0.83%[4]	0.85%[4]	0.90%	0.88%[4]	0.89%[4]
Net expenses[6,7]	0.80 [4,5]	0.80 [4]	0.80 [4]	0.79	0.78 [4]	0.84 [4,8]
Net investment income	2.01 [5]	1.92	1.59	1.67	1.82	1.49

Portfolio turnover rate	27%	51%[9]	46%	38%	58%	67%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.95%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012 through August 2, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$19.82	$21.91	$21.11	$18.68	$17.94	$20.34

Income (loss) from operations:
Net investment income	0.19	0.40	0.34	0.35	0.34	0.31
Net realized and unrealized gain (loss)	(3.77)	(0.53)	2.20	3.40	1.62	(0.93)
Total income (loss) from operations	(3.58)	(0.13)	2.54	3.75	1.96	(0.62)

Less distributions from:
Net investment income	(0.57)	(0.37)	(0.39)	(0.34)	(0.32)	(0.25)
Net realized gains	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)
Total distributions	(2.19)	(1.96)	(1.74)	(1.32)	(1.22)	(1.78)

Net asset value, end of period	$14.05	$19.82	$21.91	$21.11	$18.68	$17.94
Total return[3]	(20.81)%	0.01%	12.60%	20.97%	11.28%	(3.58)%

Net assets, end of period (millions)	$405	$593	$938	$802	$829	$730

Ratios to average net assets:
Gross expenses	0.73%[4]	0.72%[5]	0.72%[5]	0.80%	0.80%	0.80%
Net expenses[6,7]	0.70 [4]	0.70 [5]	0.70 [5]	0.70	0.70	0.78
Net investment income	2.07 [4]	2.08	1.61	1.76	1.90	1.57

Portfolio turnover rate	27%	51%[8]	46%	38%	58%	67%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$428,840,052	—	—	$428,840,052
Investments in Underlying Funds	3,461,977	—	—	3,461,977
Total Long-Term Investments	432,302,029	—	—	432,302,029
Short-Term Investments†	2,313,644	—	—	2,313,644
Total Investments	$434,615,673	—	—	$434,615,673

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, effective February 1, 2020, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Prior to February 1, 2020, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.650%
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.35%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class R shares did not exceed 1.10%, 1.30%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2021, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $80,313.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires September 30, 2020	$978	—	—	$6	$11,044	$876,512
Expires September 30, 2021	540	$4,197	—	17	9,854	192,320
Expires September 30, 2022	606	4,987	$291	194	4,225	124,983
Expires September 30, 2023	559	4,396	28	113	1,500	71,079
Total fee waivers/expense reimbursements subject to recapture	$2,683	$13,580	$319	$330	$26,623	$1,264,894

For the six months ended March 31, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class I
LMPFA recaptured	$70	$477	$483

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$87	$16,492
CDSCs	—	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 41% of the Fund.

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$153,222,131
Sales	238,378,237

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$452,996,128	$48,547,377	$(66,927,832)	$(18,380,455)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$2,483		$1,739
Class A2	41,919		36,311
Class C	1,082	†	686
Class R	294		184
Class I	—		2,794
Class IS	—		879
Total	$45,778		$42,593

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2020, the service and/or distribution fees reimbursed amounted to $1,725 for Class C shares.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$561
Class A2	4,449
Class C	1,754
Class R	113
Class I	1,508
Class IS	71,928
Total	$80,313

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$49,320	$26,696
Class A2	836,712	393,757
Class C	—	58,243
Class R	2,655	870
Class I	131,731	268,312
Class IS	14,979,608	15,252,159
Total	$16,000,026	$16,000,037

Net Realized Gains:
Class A	$163,762	$146,295
Class A2	2,797,495	2,277,571
Class C	18,047	294,157
Class R	9,267	5,352
Class I	404,329	1,228,308
Class IS	42,476,181	65,794,364
Total	$45,869,081	$69,746,047

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	21,756	$411,097	55,207	$1,059,625
Shares issued on reinvestment	11,239	210,963	9,226	171,517
Shares repurchased	(79,176)	(1,516,925)	(31,255)	(597,151)
Net increase (decrease)	(46,181)	$(894,865)	33,178	$633,991

Class A2
Shares sold	195,922	$3,697,836	467,571	$9,012,430
Shares issued on reinvestment	196,337	3,634,207	145,418	2,671,328
Shares repurchased	(283,733)	(5,150,477)	(260,374)	(4,965,747)
Net increase	108,526	$2,181,566	352,615	$6,718,011

Class C
Shares sold	189	$3,332	180,943	$3,642,742
Shares issued on reinvestment	968	18,047	19,352	352,400
Shares repurchased	(566)	(7,397)	(202,629)	(3,865,584)
Net increase (decrease)	591	$13,982	(2,334)	$129,558

Class R
Shares sold	1,009	$19,374	2,005	$38,174
Shares issued on reinvestment	637	11,922	335	6,222
Shares repurchased	(7)	(144)	(9)	(182)
Net increase	1,639	$31,152	2,331	$44,214

Class I
Shares sold	48,149	$910,250	130,920	$2,498,340
Shares issued on reinvestment	13,837	259,574	67,950	1,261,828
Shares repurchased	(31,419)	(579,666)	(782,829)	(15,447,739)
Shares redeemed in-kind	—	—	(65,163)	(1,356,231)
Net increase (decrease)	30,567	$590,158	(649,122)	$(13,043,802)

Class IS
Shares sold	1,378,504	$24,808,946	6,251,567	$117,210,834
Shares issued on reinvestment	3,062,675	57,455,789	4,362,030	81,046,523
Shares repurchased	(5,515,365)	(109,548,214)	(7,923,680)	(156,746,974)
Shares redeemed in-kind	—	—	(15,593,975)	(308,481,873)
Net decrease	(1,074,186)	$(27,283,479)	(12,904,058)	$(266,971,490)

8. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended September 30, 2019, the Fund had redemptions-in-kind with total proceeds in the amount of $309,838,104. The net realized gains on these redemptions-in-kind amounted to $79,606,245, which was not realized for tax purposes.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

9. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

32	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and Subadvisory Agreement are jointly referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and the Subadviser. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers and the services rendered by the Subadviser. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board

BrandywineGLOBAL — Diversified US Large Cap Value Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the three- and five-year periods ended June 30, 2019 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one-year period ended June 30, 2019 placed the Class I Shares in the third quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the

34	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were equal to the median of the Broadridge expense group (third quintile) and the actual total expense ratio was higher than the Broadridge expense group median (fourth quintile) and the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratio for Class IS Shares of the Fund. The Board also considered that the Manager agreed to implement a new advisory fee schedule with additional breakpoints, effective February 1, 2020.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018 (which corresponds to Legg Mason’s fiscal year end). The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have

BrandywineGLOBAL — Diversified US Large Cap Value Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2019 fiscal years and the effect of breakpoints during the 2018 and 2019 fiscal years. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

36	BrandywineGLOBAL — Diversified US Large Cap Value Fund

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BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.

The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/20 SR20-3866

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 20, 2020